LEASES - Schedule of net lease cost and other supplemental lease information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease cost:
Operating lease cost	$ 128,018	$ 121,579
Variable lease cost	70,418	55,556
Short term lease cost	344,443	57,554
Net lease cost	542,879	234,689
Cash paid for operating lease liabilities	$ (87,749)	$ (75,801)